Bank acceptance notes payable	12 Months Ended
Dec. 31, 2017
Notes Payable to Banks [Member]
Debt Disclosure [Text Block]
Note 13 – Bank acceptance notes payable

Bank acceptance notes payable do not carry a stated interest rate but have a specific due date usually for a period of one year. These notes are negotiable documents issued by financial institutions on the Company’s behalf to vendors. These notes can either be endorsed by the vendor to other third parties as payment or can be factored to other financial institutions before becoming due. These notes are short-term in nature. As collateral security for financial institutions’ undertakings, the Company is required to maintain deposits with such financial institutions in restricted cash amounts of 0% to 100% of the balances of the bank acceptance notes. As of December 31, 2017, and 2016, deposits of $3,901,526 and $328,254 were reported as restricted cash on balance sheet.

Bank acceptance notes payable consisted of the following:

		December 31, 2017	December 31, 2016

Bank acceptance notes payable issued by Bank of Hangzhou Lishui Branch	(a)	$-	$287,942
Letter of credit issued by Shanghai Pudong Development Bank Lishui Branch	(b)	3,074,000	1,439,710
Bank acceptance notes payable issued by Bank of Zhang Jiagang Yule Branch	(c)	3,901,526

Total		$6,975,526	$1,727,652

(a)
Bank acceptance notes payable issued by Bank of Hangzhou, Lishui Branch have due date of March 21, 2017. The Company is required to maintain cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability. The note payable was repaid when due.

(b)
Letter of credit of $1,439,710 issued by Shanghai Pudong Development Bank, Lishui Branch was due date of August 16, 2017 and the Company fully repaid upon maturity.  A new letter of credit of $3,074,000 was issued on August 15, 2017 and due on August 14, 2018. The letter of credit is guaranteed by a land use right and a building with a total carrying value approximately of $4.5 million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.

(c)
Bank acceptance notes payable issued by Bank of  Zhang Jiagang Yule  Branch with due dates from April 20, 2018 to July 3, 2018. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.